Note 2 - Revenues 10K (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Operating Segments	1		1
Number of Major Customers	3	3	3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	2	4	4	4
Aquaplex [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	3		3	1